UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:              1999


Check here if Amendment [  ]; Amendment Number:               .
	This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      J. Jeffery Auxier                              .
Address:   Auxier Asset Management LLC     .
                 8050 S.W Warm Springs, Suite 130.
                 Tualatin, Oregon 97062                  .

Form 13F File Number: 28-  not assigned   .

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Shauna C Tweedy       .
Title:		Chief Financial Officer
Phone:		1-503-885-8807          .

Signature, Place and Date of Signing:


 _Shauna C. Tweedy____ Tualatin, Oregon_______2/15/00

 [Signature]			          [City, State]
                                              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported on this report.)

[ ] 13F NOTICE. (Check here if n o holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in the report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries this list, omit this section.]

	Form 13F File Number	Name
	28-      N/A                   .            ____________________
	[Repeat as necessary]

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            _________0_________

Form 13F Information Table Entry Total:      _________85_______

Form 13F Information Table Value Total:     ____106,948_____
                                					          (thousands)


List of Other Included Mangers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no enties in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	___	NONE________________	__________________________

[Repeat as necessary.]

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                                                                     FORM 13F INFORMATION TABLE
                                                                     VALUE   SHARES/   SH/ PUT/INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                              TITLE OF CLASSCUSIP      (x$1000)PRN AMT   PRN CALLDSCRETN  MANA   SOLE    SHARED  NONE

3 COM CORP                                  COM           885535104       287      6110SH      SOLE            6110       0       0
AT&T CORP                                   COM           001957109      3266     64279SH      SOLE           64279       0       0
ALBERTO CULVER CO                           PFD CLASS A   013068200       451     20750SH      SOLE           20750       0       0
ALBERTSONS INC. DELAWARE                    COM           013104104       208      6450SH      SOLE            6450       0       0
ALKERMES INC.                               COM           01642t108       860     17500SH      SOLE           17500       0       0
ALLSTATE CORP                               COM           020002101      1979     82256SH      SOLE           82256       0       0
AMAZON COM INC.                             COM           023135106      6966     91510SH      SOLE           91510       0       0
AMER INTERNATIONAL GROUP INC.               COM           026874107       215      1988SH      SOLE            1988       0
AMERICAN EXPRESS CO.                        COM           025816109       578      3477SH      SOLE            3477       0       0
AMERUS LIFE HOLDING INC.                    PFD CLASS A   030732101       293     12750SH      SOLE           12750       0       0
AMGEN INC.                                  COM           031162100      3707     61720SH      SOLE           61720       0       0
ANDREW CORP. DELAWARE                       COM           034425108      1449     76500SH      SOLE           76500       0       0
AUTONATION INC.                             COM           05329W102        93     10050SH      SOLE           10050       0       0
AXA FINANCIAL INC.                          COM           002451102       204      6000SH      SOLE            6000       0       0
BANK ONE CORP.                              COM           06423A103       260      8137SH      SOLE            8137       0       0
BANK OF AMERICA                             COM           060505104      2742     54643SH      SOLE           54643       0       0
BERKSHIRE HATHAWAY INC.                     PFD CLASS B   084670207       492       269SH      SOLE             269       0       0
BOEING CO.                                  COM           097023105       985     23771SH      SOLE           23771       0       0
BRISTOL MYERS SQUIBB CO.                    COM           110122108       258      4012SH      SOLE            4012       0       0
CHARTER COMMUNICATIONS                      COM           16117M107      2336    106775SH      SOLE          106775       0       0
CHASE MANHATTEN CORP. NEW                   COM           16161A108      1861     23955SH      SOLE           23955       0       0
CHEVRON CORP.                               COM           166751107       827      9544SH      SOLE            9544       0       0
CHUBB CORP.                                 COM           171232101       792     14060SH      SOLE           14060       0       0
CISCO SYSTEMS, INC.                         COM           17275R102       484      4516SH      SOLE            4516       0       0
CITIGROUP                                   COM           172967101      9721    174557SH      SOLE          174557       0       0
COMPAQ COMPUTER CORP.                       COM           204493100      3284    121358SH      SOLE          121358       0       0
COSTCO WHOLESALE CORP. NEW                  COM           22160K105       228      2500SH      SOLE            2500       0       0
DELL COMPUTER CORP.                         COM           247025109       260      5095SH      SOLE            5095       0       0
DELPHI AUTOMOTIVE SYSTEMS CORP.             COM           247126105       556     35327SH      SOLE           35327       0       0
DEPARTMENT 56 INC.                          COM           249509100      1128     49875SH      SOLE           49875       0       0
ENRON CORP.                                 COM           293561106      1906     42942SH      SOLE           42942       0       0
EXXON MOBIL CORP.                           COM           30231G102       323      4009SH      SOLE            4009       0       0
F&M BANCORP                                 COM           302370101       312      5495SH      SOLE            5495       0       0
FEDERAL HOME LN MTG CORP.                   COM           313400301      3187     67715SH      SOLE           67715       0       0
FEDERAL NATIONAL MORTGAGE ASSOC.            COM           313586109       390      6250SH      SOLE            6250       0       0
FIRST AMERICAN BANK                         COM           318514106       619      5048SH      SOLE            5048       0       0
FIRST DATA CORP.                            COM           319963104      2903     58875SH      SOLE           58875       0       0
FIRST UNION CORP.                           COM           337358105       503     15258SH      SOLE           15258       0       0
FIRST FED FINL CORP. DELAWARE               COM           337907109       512     36400SH      SOLE           36400       0       0
FLEETBOSTON FINANCIAL CORP.                 COM           339030108      2372     68146SH      SOLE           68146       0       0
FORD MOTOR CO.                              COM           345370100       423      7925SH      SOLE            7925       0       0
FRANKLIN RESOURCES INC.                     COM           354613101      3033     94595SH      SOLE           94595       0       0
GTE CORP.                                   COM           362320103       261      3697SH      SOLE            3697       0       0
GENERAL ELECTRIC                            COM           369604103       967      6248SH      SOLE            6248       0       0
GENERAL MOTORS CORP.                        COM           370442105      2833     38968SH      SOLE           38968       0       0
GOLDEN STATE BANCORP.                       COM           381197102       320     18571SH      SOLE           18571       0       0
IDA CORP. INC.                              COM           451107106       390     14560SH      SOLE           14560       0       0
IMMUNEX CORP NEW                            COM           452528102       252      2300SH      SOLE            2300       0       0
INTEL CORP                                  COM           458140100      1465     17797SH      SOLE           17797       0       0
INTERNATIONAL BUSINESS MACHINES CORP        COM           459200101      3990     36990SH      SOLE           36990       0       0
ISIS PHARMACEUTICALS                        COM           464330109        64     10200SH      SOLE           10200       0       0
KMART CORP.                                 COM           482584109       111     11050SH      SOLE           11050       0       0
LIBERTY FINANCIAL CO.                       COM           530512102      1526     66509SH      SOLE           66509       0       0
LORAL SPACE & COMMS - USD                   COM           G56462107      1754     72150SH      SOLE           72150       0       0
LUCENT TECHNOLOGIES INC.                    COM           549463107       583      7767SH      SOLE            7767       0       0
MCI WORLDCOM                                COM           55268B106      6943    130838SH      SOLE          130838       0       0
MAGNETEK, INC,                              COM           559424106       196     25517SH      SOLE           25517       0       0
MATTEL, INC.                                COM           577081102       154     11700SH      SOLE           11700       0       0
MERCER INT INC. SH BEN INT                  COM           588056101        79     17000SH      SOLE           17000       0       0
MICROSOFT CORP.                             COM           594918104      4272     36593SH      SOLE           36593       0       0
MONTEREY BAY BANCORP INC.                   COM           61239H107       217     21400SH      SOLE           21400       0       0
MOTOROLA, INC.                              COM           620076109       397      2694SH      SOLE            2694       0       0
PNC BANK CORP                               COM           693475105       510     11452SH      SOLE           11452       0       0
PHILIP MORRIS COS INC.                      COM           718154107      3022    131402SH      SOLE          131402       0       0
PRECISION CASTPARTS CORP.                   COM           740189105       735     28000SH      SOLE           28000       0       0
QUALCOMM INC.                               COM           747525103       289      1640SH      SOLE            1640       0       0
RR DONNELLEY & SONS                         COM           257867101      1738     70060SH      SOLE           70060       0       0
SBC COMMUNICATIONS                          COM           78387G103       215      4410SH      SOLE            4410       0       0
SERVICE MASTER CO.                          COM           81760N109       232     18858SH      SOLE           18858       0       0
SILICON VALLEY BANCSHARES                   COM           827064106      2477     50050SH      SOLE           50050       0       0
SUCCESSORIES INC.                           COM           864591102        70     31000SH      SOLE           31000       0       0
SUMMIT BANCORP                              COM           866005101       580     18943SH      SOLE           18943       0       0
TELEFONOS DE MEXICO SA SP ADR REP SH SRL    COM           879403780       484      4300SH      SOLE            4300       0       0
THE SHAW GROUP                              COM           820280105       253     10000SH      SOLE           10000       0       0
U.S. TRUST CORP. NEW                        COM           91288L105       241      3000SH      SOLE            3000       0       0
U.S. BANCORP DELAWARE                       COM           902973106       589     24739SH      SOLE           24739       0       0
WALMART STORES INC.                         COM           931142103       845     12230SH      SOLE           12230       0       0
WASHINGTON FEDERAL INC.                     COM           92923B106       592     29983SH      SOLE           29983       0       0
WASHINGTON MUTUAL INC.                      COM           939322103      1360     52554SH      SOLE           52554       0       0
WELLS FARGO & CO.                           COM           949746101       477     11800SH      SOLE           11800       0       0
WILLIAMS COS INS.                           COM           969457100       328     10722SH      SOLE           10722       0       0
YES GROUP INC. RES                          COM           698990454         0   2000000SH      SOLE         2000000       0       0
CIFRA S.A. DE CV                            COM           P26224108        91     49100SH      SOLE           49100       0       0
MFC BANCORP LTD CAD                         COM           5527X103        226     25502SH      SOLE           25502       0       0
NOKIA CORP SPONSORED ADR                    PFD CLASS A   654902204      1567      8200SH      SOLE            8200       0       0












































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